Note Payable (Details Narrative) - USD ($)		6 Months Ended
	Dec. 18, 2018	Jun. 30, 2019
Payments of notes payable
Interest expense		12,000
Debt principal balance		200,000
Debt accrued interest		$ 13,000
One Institutional Investor [Member]
Proceeds from issuance of promissory notes	$ 200,000
Debt maturity date	Sep. 18, 2019
Debt interest rate	12.00%
Debt default interest rate	20.00%